LKCM SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Value
Aerospace & Defense - 1.4%
Mercury Systems, Inc. (a)	27,400	$2,122,404

Automobiles - 1.0%
Thor Industries, Inc.	16,125	1,536,068

Banks - 4.1%
BancorpSouth Bank	49,149	952,508
Comerica, Inc.	33,485	1,280,801
Cullen/Frost Bankers, Inc.	15,360	982,272
Glacier Bancorp, Inc.	30,185	967,429
Pinnacle Financial Partners, Inc.	19,150	681,548
Seacoast Banking Corp. of Florida (a)	71,750	1,293,653
		6,158,211
Biotechnology - 7.5%
CareDx, Inc. (a)	36,460	1,383,292
Castle Biosciences, Inc. (a)	34,275	1,763,449
Emergent BioSolutions, Inc. (a)	23,330	2,410,689
Karyopharm Therapeutics, Inc. (a)	49,640	724,744
Ligand Pharmaceuticals, Inc. (a)	17,565	1,674,296
Natera, Inc. (a)	29,085	2,101,100
Neogen Corp. (a)	16,145	1,263,346
		11,320,916
Building Products - 5.3%
Builders FirstSource, Inc. (a)	75,210	2,453,350
CSW Industrials, Inc.	24,550	1,896,488
PGT Innovations, Inc. (a)	112,771	1,975,748
Trex Co., Inc. (a)	22,000	1,575,200
		7,900,786
Chemicals - 2.4%
Compass Minerals International, Inc.	35,395	2,100,693
Ferroglobe Representation & Warranty Insurance Trust (a)(c)	302,970	–
Quaker Chemical Corp.	8,280	1,487,999
		3,588,692
Construction & Engineering - 0.5%
NV5 Global, Inc. (a)	15,080	795,772

Construction Materials - 0.7%
Eagle Materials, Inc.	12,500	1,079,000

Diversified Consumer Services - 1.2%
K12, Inc. (a)	66,385	1,748,581

Electronic Equipment & Instruments - 1.1%
Novanta, Inc. (a)(b)	16,290	1,715,989

Food Products - 2.0%
Freshpet, Inc. (a)	27,590	3,080,424

Health Care Technology - 1.4%
Inovalon Holdings, Inc. - Class A (a)	77,215	2,042,337

Health Care Equipment & Supplies - 5.7%
Cantel Medical Corp.	15,940	700,403
Mesa Laboratories, Inc.	4,815	1,226,669
NeoGenomics, Inc. (a)	73,675	2,717,871
STAAR Surgical Co. (a)	52,525	2,970,814
ViewRay, Inc. (a)	231,300	809,550
Zynex, Inc. (a)	4,095	71,458
		8,496,765
Health Care Providers & Services - 7.3%
HealthEquity, Inc. (a)	24,350	1,250,860
Medpace Holdings, Inc. (a)	23,765	2,655,739
Omnicell, Inc. (a)	18,320	1,367,771
Progyny, Inc. (a)	53,370	1,570,679
R1 RCM, Inc. (a)	156,665	2,686,805
U.S. Physical Therapy, Inc.	16,015	1,391,383
		10,923,237
Hotels, Restaurants & Leisure - 3.6%
Everi Holdings, Inc. (a)	182,357	1,504,445
Red Rock Resorts, Inc. - Class A	87,100	1,489,410
Wingstop, Inc.	17,860	2,440,569
		5,434,424
Household Durables - 1.0%
Century Communities, Inc. (a)	37,145	1,572,348

Insurance - 5.3%
Goosehead Insurance, Inc. - Class A	16,595	1,436,961
Kinsale Capital Group, Inc.	14,330	2,725,279
Palomar Holdings, Inc. (a)	35,920	3,744,301
		7,906,541
Internet & Catalog Retail - 1.3%
Magnite, Inc. (a)	274,625	1,907,271

IT Consulting & Services - 3.5%
LiveRamp Holdings, Inc. (a)	38,026	1,968,606
Perficient, Inc. (a)	46,145	1,972,237
Repay Holdings Corp. (a)	58,085	1,364,998
		5,305,841
Leisure Equipment & Products - 2.4%
Callaway Golf Co.	98,325	1,881,940
YETI Holdings, Inc. (a)	38,400	1,740,288
		3,622,228
Machinery - 6.1%
Alamo Group, Inc.	12,025	1,299,061
Colfax Corp. (a)	56,660	1,776,857
Evoqua Water Technologies Corp. (a)	85,835	1,821,418
ITT, Inc.	18,935	1,118,112
Rexnord Corp.	60,995	1,820,091
Watts Water Technologies, Inc. - Class A	13,865	1,388,580
		9,224,119
Media & Entertainment - 1.9%
Nexstar Media Group, Inc. - Class A	24,735	2,224,418
Sinclair Broadcast Group, Inc. - Class A	34,555	664,493
		2,888,911
Multiline Retail - 2.4%
Five Below, Inc. (a)	13,950	1,771,650
Ollie's Bargain Outlet Holdings, Inc. (a)	20,790	1,816,006
		3,587,656
Oil & Gas & Consumable Fuels - 0.5%
Brigham Minerals, Inc. - Class A	80,000	713,600

Personal Products - 0.9%
BellRing Brands, Inc. - Class A (a)	62,620	1,298,739

Pharmaceuticals - 0.6%
Reata Pharmaceuticals, Inc. - Class A (a)	8,775	854,861

Professional Services - 1.5%
Upwork, Inc. (a)	125,760	2,193,254

Real Estate Development - 2.2%
FirstService Corp. (b)	14,040	1,851,735
Newmark Group, Inc. - Class A	348,143	1,503,978
		3,355,713
Real Estate Investment Trusts - 2.3%
First Industrial Realty Trust, Inc.	42,915	1,708,017
PotlatchDeltic Corp.	41,675	1,754,517
		3,462,534
Software - 13.9%
ACI Worldwide, Inc. (a)	58,555	1,530,042
Altair Engineering, Inc. - Class A (a)	36,190	1,519,256
Appian Corp. (a)	42,575	2,756,731
Cloudera, Inc. (a)	173,920	1,893,989
Five9, Inc. (a)	12,665	1,642,397
LivePerson, Inc. (a)	41,745	2,170,323
Mimecast Ltd. (a)(b)	42,410	1,989,877
Model N, Inc. (a)	42,110	1,485,641
OneSpan, Inc. (a)	100,155	2,099,249
Q2 Holdings, Inc. (a)	14,515	1,324,639
RealPage, Inc. (a)	21,620	1,246,177
Talend SA - ADR (a)(b)	29,960	1,169,638
		20,827,959
Software & Services - 3.1%
Alarm.com Holdings, Inc. (a)	22,430	1,239,257
Envestnet, Inc. (a)	19,936	1,538,262
Medallia, Inc. (a)	68,155	1,868,810
		4,646,329
Thrifts & Mortgage Finance - 2.0%
Essent Group Ltd. (b)	37,570	1,390,465
Home BancShares, Inc.	106,661	1,616,981
		3,007,446
Trading Companies & Distributors - 2.4%
Systemax, Inc.	71,915	1,721,645
Textainer Group Holdings Ltd. (a)(b)	130,328	1,845,445
		3,567,090
TOTAL COMMON STOCKS
(Cost $100,691,648)		147,886,046

SHORT-TERM INVESTMENT - 1.9%
Money Market Fund - 1.9%
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 0.02% (d)	2,888,861	2,888,861

TOTAL SHORT-TERM INVESTMENT
(Cost $2,888,861)		2,888,861

Total Investments - 100.4%		150,774,907
(Cost $103,580,509)
Liabilities in Excess of Other Assets - (0.4)%		(653,867)
TOTAL NET ASSETS - 100.0%		$150,121,040

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	Securities for which market quotations are not readily available. These securities have been valued at their fair value under procedures approved by the Fund's Board of Trustees. Level 3 security.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Fair Value Measurement Summary at September 30, 2020 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded.  Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price ("NOCP").  Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets.  Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded.  Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service.  Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded.  Forward contracts are valued based on the forward rate using information provided by an independent pricing service.  Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value using guidelines approved by the Board of Trustees.  The Board of Trustees has established policies and procedures for that authorize the Adviser to fair value a security in good faith under certain circumstances.  The Fund may use prices provided by independent pricing services to assist in the fair valuation of the Fund's portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -  Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -  Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  As of September 30, 2020, the Fund's assets carried at fair value were classified as follows:

LKCM Small Cap Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$147,886,046	$–	$–	$147,886,046
Money Market Fund	2,888,861	–	–	2,888,861
Total Investments	$150,774,907	$–	$–	$150,774,907

Below is a reconciliation of Level 3 assets held by the LKCM Small Cap Equity Fund for which significant observable inputs were used to determine fair value.

Description			Common Stocks
Balance as of January 1, 2020			$0
	Purchases		-
	Sales proceeds		-
	Accreted discounts, net
	Realized gain (loss)		-
	Change in unrealized appreciation/depreciation		-
	Transfers into/(out of) Level 3		-
Balance as of September 30, 2020			$0
Change in unrealized appreciation/depreciation during the period
for Level 3 investments held at September 30, 2020			$-